Shareholders' Equity - Schedule of weighted average shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Basic weighted average ordinary shares outstanding (in shares)	238,600,000	245,200,000	258,500,000
Dilutive effect of potentially issuable shares (in shares)	2,000,000.0	1,800,000	2,200,000
Diluted weighted average ordinary shares outstanding (in shares)	240,600,000	247,000,000.0	260,700,000
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0	0